Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Select Large Cap Equity Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Large Cap Equity Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Equity Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Large Cap Equity Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Equity Fund - Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Equity Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Equity Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class A | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class A | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Select Large Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Large Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Select Large Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Large Cap Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Large Cap Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Large Cap Equity Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Large Cap Equity Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Select Large Cap Equity Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Large Cap Equity Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Equity Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Large Cap Equity Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Equity Fund - Class C | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Equity Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Equity Fund - Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class C | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class C | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class C | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Select Large Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Large Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Select Large Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Large Cap Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Large Cap Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Large Cap Equity Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Large Cap Equity Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Select Large Cap Equity Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Large Cap Equity Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Equity Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Large Cap Equity Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Equity Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Equity Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Equity Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Select Large Cap Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Large Cap Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Select Large Cap Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Large Cap Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Large Cap Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Equity Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Large Cap Equity Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Large Cap Equity Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Large Cap Equity Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Select Large Cap Equity Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Large Cap Equity Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Equity Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Large Cap Equity Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Select Large Cap Equity Fund - Class S | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Equity Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Equity Fund - Class S | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class S | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class S | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Equity Fund - Class S | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Equity Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Select Large Cap Equity Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Select Large Cap Equity Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Select Large Cap Equity Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Select Large Cap Equity Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Large Cap Equity Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Select Large Cap Equity Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Large Cap Equity Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Select Large Cap Equity Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Equity Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Large Cap Equity Fund - Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Large Cap Equity Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%